Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	[1]	$ 11,815,732	$ 28,902
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable			28,902	$ 34,992
Other receivables			0	34,992
Total accounts receivable			$ 28,902	$ 34,992

[1]	Includes related party accounts receivable of $427,454 as of June 30, 2023.